Risk and sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Sensitivity analysis
Floor for movements in interest rates in sensitivity analysis	0.00%
Interest rate risk | Asia insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	0.50%	1.00%
Net effect on shareholders' equity, decrease in assumption	$ (1,274)	$ (702)
Net effect on profit after tax, decrease in assumption	$ (1,274)	$ (702)
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ (318)	$ (718)
Net effect on profit after tax, increase in assumption	$ (318)	$ (718)
Interest rate risk | US insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	0.50%	1.00%
Net effect on shareholders' equity, decrease in assumption	$ (594)	$ 20
Net effect on profit after tax, decrease in assumption	(1,319)	(2,224)
Net effect on other comprehensive income, decrease in assumption	$ 725	$ 2,244
Reasonably possible increase in assumption (as a percent)	1.00%	1.00%
Net effect on shareholders' equity, increase in assumption	$ (68)	$ (553)
Net effect on profit after tax, increase in assumption	1,976	1,691
Net effect on other comprehensive income, increase in assumption	$ (2,044)	$ (2,244)
Equity and property price risk | Asia insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ (848)	$ (816)
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ 410	$ 408
Equity and property price risk | US insurance operations
Sensitivity analysis
Reasonably possible decrease in assumption (as a percent)	20.00%	20.00%
Net effect on shareholders' equity, decrease in assumption	$ 744	$ 762
Reasonably possible increase in assumption (as a percent)	10.00%	10.00%
Net effect on shareholders' equity, increase in assumption	$ 299	$ 608